UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [  ]; Amendment Number:  _______

This Amendment (Check only one):

[  ]  is a restatement.
[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Federated Global Investment Management Corp.

Address:  175 Water Street
                New York, NY  10038-4965

                 Pittsburgh, PA  15222-3779

Form 13F File Number:  28-6486

        The institutional investment manager filing this report and the person by whom it is singed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Beverly Pirker
Title:  Manager, Treasury
Phone:  (412)288-1770

Signature, Place, and Date of Signing:

/s/Beverly Pirker     Pittsburgh, PA               May 14, 1999

Report Type (Check only one):

[  ] 13F HOLDING REPORT.

[ X ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manger:

Form 13F File Number  28-5680

Name  Federated Investors